GOODWILL AND OTHER INTANGIBLE ASSETS	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS	GOODWILL AND OTHER INTANGIBLE ASSETS
The following table summarizes changes in the carrying amount of goodwill for the years ended December 31, 2024 and 2023:

In millions	ElectronicsCo	IndustrialsCo	Total
Balance at December 31, 2022	$8,301	$8,362	$16,663
Goodwill recognized for Spectrum Acquisition [1]	—	818	818
Currency Translation Adjustment	(15)	58	43
Impairment	—	(804)	(804)
Balance at December 31, 2023	$8,286	$8,434	$16,720
Goodwill recognized for Donatelle Plastics Acquisition [2]	—	114	114
Goodwill recognized for Spectrum Acquisition [1,3]	—	(4)	(4)
Currency Translation Adjustment	(38)	(229)	(267)
Other	3	1	4
Balance at December 31, 2024	$8,251	$8,316	$16,567
1.On August 1, 2023, DuPont completed the acquisition of Spectrum, which is included in the IndustrialsCo segment. See Note 3 for additional information.
2.On July 28, 2024, DuPont completed the acquisition of Donatelle Plastics, which is included in the IndustrialsCo segment. See Note 3 for additional information.
3.In the third quarter 2024, the Company finalized the working capital settlements which impacted the residual goodwill recorded. See Note 3 for additional information.

The Company tests goodwill for impairment annually during the fourth quarter, or more frequently when events or changes in circumstances indicate that the fair value is below carrying value. As a result of the related acquisition method of accounting in connection with the DWDP Merger, EIDP’s assets and liabilities were measured at fair value resulting in increases to the Company’s goodwill and other intangible assets. The fair value valuation increased the risk that any declines in financial projections, including changes to key assumptions, could have a material, negative impact on the fair value of the Company’s reporting units and assets, and therefore could result in an impairment. The Company’s significant assumptions in these analyses include projected revenue growth, EBITDA margin, weighted average cost of capital and terminal growth rates and the tax rate for the income approach and projected EBITDA and derived multiples from comparable market transactions for the market approach.

The Company's estimates of future cash flows are based on current regulatory and economic climates, recent operating results, and planned business strategies. Should future cash flows differ materially from the Company's estimate, or should there be a future market downturn, the Company may be required to perform additional impairment analyses that could result in a non-cash goodwill impairment charge.

As part of its annual impairment test at October 1, 2024, the Company performed qualitative testing on seven of its reporting units and performed quantitative testing on one of its reporting units. The qualitative evaluation is an assessment of factors, including reporting unit or asset specific operating results and cost factors, as well as industry, market and macroeconomic conditions, to determine whether it is more likely than not (more than 50 percent) that the fair value of a reporting unit or asset is less than the respective carrying amount, including goodwill. The results of the qualitative assessments indicated that it is not more likely than not that the fair values of the seven reporting units were less than their carrying values. The former Protection reporting unit (which is now split among the Healthcare, Aramids and Shelter reporting units), within the former Water & Protection segment (currently the IndustrialsCo segment) was tested by applying the quantitative assessment. The Company used a combination of discounted cash flow models (a form of the income approach) and the Guideline Public Company Method (a form of the market approach). No impairments were identified. The estimated fair value of the former Protection reporting unit, exceeded its carrying value by approximately five percent. Given this level of fair value, the reporting unit (which is now split among the Healthcare, Aramids and Shelter reporting units) remains at risk for future impairment. Should adverse impacts from macroeconomic conditions, or other events occur indicating that the estimated future cash flows of the reporting unit have declined and the reporting unit is unable to meet or exceed its projections, the Company may be required to record future non-cash impairment charges related to goodwill. As of the date of the quantitative assessment, the carrying amount of goodwill within this reporting unit was $4.8 billion.

Effective as of January 1, 2024, the former Electronics & Industrial segment realigned certain of its product lines making up its lines of business (formerly Industrial Solutions, Interconnect Solutions and Semiconductor Technologies). During the first quarter of 2024, the realignment of the businesses within the former Electronics & Industrial served as a triggering event requiring the Company to perform an impairment analysis related to goodwill carried by certain reporting units as of January 1, 2024, prior to the realignment. As part of the realignment, the Company assessed and re-defined certain reporting units effective January 1, 2024, including reallocation of goodwill on a relative fair value basis, as applicable, to reporting units impacted. Goodwill impairment analyses were then performed for reporting units impacted in the former Electronics &
Industrial segment and no impairments were identified. The fair value of each reporting unit tested was estimated using a combination of a discounted cash flow model and market approach. The Company’s assumptions in estimating fair value include projected revenue growth, gross margins, selling, administrative, research and development expenses (SARD), capital expenditures, weighted average cost of capital, terminal growth rates, and the tax rate for the income approach and projected EBITDA and derived multiples from comparable market transactions for the market approach.

In connection with the preparation of the full year 2023 financial statements, the continuation of previously disclosed challenging macroeconomic environment in the residential, non-residential, and the repair and remodel construction markets, as well as incremental channel inventory destocking in healthcare and industrial end-markets served as a triggering event requiring the Company to perform an impairment analysis of the goodwill associated with its former Protection reporting unit (which is now split among the Healthcare, Aramids and Shelter reporting units) as of December 31, 2023. As a result of the analysis performed, the Company concluded that the carrying amount of the former Protection reporting unit exceeded its fair value resulting in a non-cash goodwill impairment charge of $804 million, which is recorded within “Goodwill impairment charge” on the Consolidated Statements of Operations for the year ended December 31, 2023.

Other Intangible Assets
The gross carrying amounts and accumulated amortization of other intangible assets by major class are as follows:

	December 31, 2024			December 31, 2023
In millions	Gross Carrying Amount	Accum Amort	Net	Gross Carrying Amount	Accum Amort	Net
Intangible assets with finite lives:
Developed technology	$1,975	$(1,124)	$851	$2,079	$(1,092)	$987
Trademarks/tradenames	901	(451)	450	924	(414)	510
Customer-related	5,868	(2,623)	3,245	5,815	(2,329)	3,486
Other	27	(7)	20	28	(1)	27
Total other intangible assets with finite lives	$8,771	$(4,205)	$4,566	$8,846	$(3,836)	$5,010
Intangible assets with indefinite lives:
Trademarks/tradenames	804	—	804	804	—	804
Total other intangible assets with indefinite lives	$804	$—	$804	$804	$—	$804
Total	$9,575	$(4,205)	$5,370	$9,650	$(3,836)	$5,814

During the fiscal year 2024, the Company retired fully amortized assets of $145 million of developed technology intangible assets and $27 million of trademarks/tradename intangible assets.

During the fiscal year 2023, the Company retired fully amortized assets of $399 million of customer-related intangible assets and $25 million of other intangible assets.

The following table provides the net carrying value of other intangible assets:

Net Intangibles	December 31, 2024	December 31, 2023
In millions
ElectronicsCo	$1,655	$1,908
IndustrialsCo [1]	3,715	3,906
Total	$5,370	$5,814
1.Includes intangible assets acquired as part of the Donatelle and Spectrum Acquisitions. See Note 3 for additional information.

Total estimated amortization expense for the next five fiscal years is as follows:

Estimated Amortization Expense
In millions
2025	$555
2026	$527
2027	$480
2028	$427
2029	$337